UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3563

MONEY MARKET VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

Compass

PROFESSIONALLY MANAGED COMBINATION FIXED/VARIABLE ANNUITIES FOR PERSONAL INVESTMENTS AND QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • March 31, 2009

Money Market Variable Account

Issued by
Sun Life Assurance Company of Canada (U.S),
A Wholly Owned Subsidiary of
Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

Money Market Variable Account

Issuer	Shares/Par	Value ($)
CERTIFICATES OF DEPOSIT - 5.2%
Major Banks - 5.2%
BNP Paribas, NY, 0.42%, due 4/06/09	$1,238,000	$1,238,000
Royal Bank of Canada, 0.29%, due 4/08/09	823,000	823,000

Total Certificates of Deposit, at Amortized Cost and Value		$2,061,000

COMMERCIAL PAPER (y) - 52.8%
Automotive - 3.0%
Toyota Motor Credit, 0.22%, due 4/01/09	$1,181,000	$1,181,000

Electrical Equipment - 2.2%
General Electric Capital Corp., 0.1%, due 4/01/09	$861,000	$861,000

Financial Institutions - 2.0%
Lloyd’s Bank PLC, 0.38%, due 4/02/09	$800,000	$799,992

Food & Beverages - 8.6%
Coca-Cola Co., 0.23%, due 6/22/09 (t)	$1,000,000	$999,476
Nestle S.A., 0.15%, due 4/01/09 (t)	1,181,000	1,181,000
PepsiCo, Inc., 0.17%, due 4/13/09 (t)	1,218,000	1,217,931

		$3,398,407

Major Banks - 15.4%
Abbey National North America LLC, 0.22%, due 4/01/09	$1,181,000	$1,181,000
Bank of America Corp., 0.4%, due 4/06/09	1,240,000	1,239,931
JPMorgan Chase & Co., 0.12%, due 4/01/09	1,204,000	1,204,000
Societe Generale North America, 0.28%, due 4/02/09	1,200,000	1,199,991
Wells Fargo & Co., 0.25%, due 4/06/09	1,240,000	1,239,957

		$6,064,879

Medical Equipment - 3.1%
Pfizer, Inc., 0.36%, due 6/11/09 (t)	$1,200,000	$1,199,148

Other Banks & Diversified Financials - 15.3%
Citigroup Funding, Inc., 0.4%, due 4/02/09	$1,200,000	$1,199,987
HSBC USA Inc., 0.25%, due 4/01/09	1,181,000	1,181,000
Nordea Bank AB, 0.43%, due 4/06/09	1,238,000	1,237,926
Rabobank USA Financial Corp., 0.62%, due 6/17/09	1,200,000	1,198,409
UBS Finance Delaware LLC, 1%, due 5/26/09	1,206,000	1,204,158

		$6,021,480

Personal Computers & Peripherals - 3.2%
Hewlett-Packard Co., 0.3%, due 4/02/09 (t)	$351,000	$350,997
Hewlett-Packard Co., 0.32%, due 4/02/09 (t)	887,000	886,990

		$1,237,987

Total Commercial Paper, at Amortized Cost and Value		$20,763,893

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) - 23.4%
Fannie Mae, 0.58%, due 10/13/09	$2,000,000	$1,993,717
Farmer Mac, 0.01%, due 4/01/09	6,000	6,000
Farmer Mac, 0.15%, due 4/01/09	513,000	513,000
Federal Home Loan Bank, 0.01%, due 4/01/09	36,000	36,000
Federal Home Loan Bank, 2.85%, due 4/06/09	1,187,000	1,186,530
Federal Home Loan Bank, 0.39%, due 5/04/09	1,240,000	1,239,557
Federal Home Loan Bank, 0.5%, due 6/29/09	1,482,000	1,480,168
Federal Home Loan Bank, 0.45%, due 7/13/09	2,412,000	2,408,895
Freddie Mac, 0.1%, due 4/02/09	333,000	332,999

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$9,196,866

REPURCHASE AGREEMENTS - 18.7%
Bank of America Corp., 0.12%, dated 3/31/09, due 4/01/09, total to be received $1,303,004 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $1,329,062 in a jointly traded account)	$1,303,000	$1,303,000
Goldman Sachs, 0.15%, dated 3/31/09, due 4/01/09, total to be received $3,938,016 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $4,016,761 in a jointly traded account)	3,938,000	3,938,000
Morgan Stanley, 0.17%, dated 3/31/09, due 4/01/09, total to be received $2,135,010 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $2,177,787 in a jointly traded account)	2,135,000	2,135,000

Total Repurchase Agreements, at Cost		$7,376,000

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PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

Money Market Variable Account

Total Investments, at Amortized Cost and Value	$39,397,759

OTHER ASSETS, LESS LIABILITIES - (0.1)%	(40,380)

NET ASSETS - 100.0%	$39,357,379

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

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Money Market Variable Account

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The variable account adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the variable account’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the variable account’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$39,397,759	$—	$39,397,759
Other Financial Instruments	$—	$—	$—	$—

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MONEY MARKET VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 14, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2009

*	Print name and title of each signing officer under his or her signature.